FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENT
Schedule of fair value hierarchy for assets and liabilities measured at fair value on recurring basis

	December 31, 2018			Total
RMB	Level 1	Level 2	Level 3	Fair Value
Assets
Short-term investments (Note 3)	—	120,241,425	—	120,241,425

	December 31, 2017			Total
RMB	Level 1	Level 2	Level 3	Fair Value
Assets
Short-term investments (Note 3)	—	85,187,718	—	85,187,718
Liabilities
Convertible loan (Note 11)	—	—	151,557,796	151,557,796

Schedule of reconciliation of recurring fair value measurements categorized as Level 3

	For the Year Ended December 31,
	2016	2017	2018
Convertible loan - beginning of year	—	116,728,899	151,557,796
Issuance	115,808,672	—	—
Change in fair value	—	43,006,399	34,499,858
Conversion to Series A-3 Preferred Shares	—	—	(181,112,874)
Foreign currency translation adjustment	920,227	(8,177,502)	(4,944,780)
Convertible loan - end of year	116,728,899	151,557,796	—